Components of Other (Expense) Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income And Expenses [Abstract]
Foreign exchange (loss) gain, net	$ (1,297)	$ 8,582	$ (8,294)
Interest income from finance lease receivable			16
Gain on disposal of idle property, plant and equipment			8
Income from selling residual scraps from demolished buildings		529
Loss from discontinued operations		(693)	(634)
Others	583	77	407
Other (expenses) income, net	$ (714)	$ 8,495	$ (8,497)